S000075962 [Member] Investment Objectives and Goals - Carillon Chartwell Short Duration High Yield Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Carillon Chartwell Short Duration High Yield Fund (“Short Duration High Yield Fund” or the “fund”) seeks income and long-term capital appreciation.